Share capital (Details)	12 Months Ended			132 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 GBP (£) £ / shares shares
Disclosure of classes of share capital
Par value per ordinary share | $ / shares	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Share capital | $	$ 388,000,000	$ 387,000,000	$ 387,000,000	$ 388,000,000
Shares repurchased | $				$ 0
Number of shares in the Company held by subsidiaries | shares	0	0	0	0	0
Ordinary shares
Disclosure of classes of share capital
Par value per ordinary share | $ / shares			$ 0.25
Share capital | $	$ 388,000,000	$ 387,000,000	$ 387,000,000	$ 388,000,000
Number of shares outstanding at beginning of period | shares	1,549,800,030	1,549,400,665	1,312,668,724
Issue of share capital (business combinations) | shares			236,321,411
Issue of shares (share schemes) | shares	362,596	399,365	410,530
Number of shares outstanding at end of period | shares	1,550,162,626	1,549,800,030	1,549,400,665	1,550,162,626
Shares repurchased | $	$ 0	$ 0	$ 0
Preference shares
Disclosure of classes of share capital
Par value per ordinary share | £ / shares					£ 1
Share capital | £					£ 50,000
Dividend rights | $	$ 0			$ 0
Days of written noticed required	7 days